Income Taxes - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Deferred tax liabilities, net	$ 169	$ 370
One-time reduction as a result of the decrease in the corporate tax rate	93
Increase in deferred tax assets, employee benefit accruals	71
Decrease in deferred tax assets related to Tax Reform, offset to increase related to deferred compensation	38
Decrease in deferred tax liabilities, insurance reserve discounting	119
Tax Reform adjustment	15
Decrease in deferred tax liability for title plants due to Tax Reform Tax Expense	30
Decrease in deferred tax liabilities relating to partnerships	19
Decrease, deferred tax liability, partnerships due to Tax Reform	42
Increase in deferred tax liabilities related to SeviceLink activity	23
Decrease in deferred tax liability on amortization	61
Decrease in deferred tax asset on operating losses attributable to usage of assets in current year and Tax Reform	13
Valuation allowance	22	10
Valuation Allowance [Line Items]
Operating loss carryforwards	36
Valuation allowance	22	10
Tax credit carryforward, amount	40	41
Tax benefit from exercise of stock options and restricted stock	13	17	$ 21
Unrecognized tax benefits	11	18
Income tax penalties and interest accrued (less than $1 million in 2015)	1	$ 1
BPG Holdings, LLC
Valuation Allowance [Line Items]
Operating loss carryforwards	3
Operating Loss Carryforwards | BPG Holdings, LLC
Valuation Allowance [Line Items]
Valuation allowance	1
General Business Credit Carryforward | Digital Insurance
Valuation Allowance [Line Items]
Valuation allowance	$ 21